Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Central Investment Portfolios II LLC
Entity Central Index Key	0001401097
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Fidelity Investment Grade Bond Central Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Investment Grade Bond Central Fund
Class Name	Fidelity® Investment Grade Bond Central Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Investment Grade Bond Central Fund for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Investment Grade Bond Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 40,737,904,368
Holdings Count | shares	4,577
Investment Company Portfolio Turnover	188.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$40,737,904,368
Number of Holdings	4,577
Portfolio Turnover	188%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 60.8 AAA 9.0 AA 0.6 A 8.0 BBB 18.0 BB 1.6 B 0.9 Not Rated 4.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 60.8 AAA - 9.0 AA - 0.6 A - 8.0 BBB - 18.0 BB - 1.6 B - 0.9 Not Rated - 4.1 Short-Term Investments and Net Other Assets (Liabilities) - (3.0)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 46.0 Corporate Bonds 26.0 U.S. Government Agency - Mortgage Securities 14.8 Asset-Backed Securities 9.3 CMOs and Other Mortgage Related Securities 6.6 Foreign Government and Government Agency Obligations 0.2 Other Investments 0.1 Municipal Securities 0.0 Options 0.0 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 46.0 Corporate Bonds - 26.0 U.S. Government Agency - Mortgage Securities - 14.8 Asset-Backed Securities - 9.3 CMOs and Other Mortgage Related Securities - 6.6 Foreign Government and Government Agency Obligations - 0.2 Other Investments - 0.1 Municipal Securities - 0.0 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (3.0)% United States 89.8 Grand Cayman (UK Overseas Ter) 5.0 Mexico 0.8 United Kingdom 0.7 Ireland 0.6 Bailiwick Of Jersey 0.6 Germany 0.5 Belgium 0.4 France 0.4 Others 1.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.8 Grand Cayman (UK Overseas Ter) - 5.0 Mexico - 0.8 United Kingdom - 0.7 Ireland - 0.6 Bailiwick Of Jersey - 0.6 Germany - 0.5 Belgium - 0.4 France - 0.4 Others - 1.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 34.9 US Treasury Bonds 11.1 Fannie Mae Mortgage pass-thru certificates 4.8 Freddie Mac Gold Pool 4.0 Ginnie Mae II Pool 4.0 Uniform Mortgage Backed Securities 1.5 JPMorgan Chase & Co 1.5 Morgan Stanley 1.3 Bank of America Corp 1.0 Petroleos Mexicanos 0.8 64.9
Fidelity Inflation-Protected Bond Index Central Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Inflation-Protected Bond Index Central Fund
Class Name	Fidelity® Inflation-Protected Bond Index Central Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Inflation-Protected Bond Index Central Fund for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Inflation-Protected Bond Index Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 762,092,947
Holdings Count | shares	34
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)
KEY FACTS
Fund Size	$762,092,947
Number of Holdings	34
Portfolio Turnover	32%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) 0.01 - 0.99% 49.5 1 - 1.99% 31.7 2 - 2.99% 14.8 3 - 3.99% 2.9 U.S. Treasury Obligations 98.9 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) U.S. Treasury Obligations - 98.9 Short-Term Investments and Net Other Assets (Liabilities) - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 92.2 US Treasury Bonds 6.7 98.9